PRC CONTRIBUTION PLAN - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee benefits contribution	$ 3,398	$ 2,575	$ 1,607